LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE	12 Months Ended
Dec. 31, 2022
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE

4LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE

The loss before income taxes is classified as follows:

		Year Ended December 31,
	Note	2022	2021
Revenue		84,734	58,319
Third-party content		(39,652)	(29,998)

Gross Profit		45,082	28,321

Salaries and subcontractors		(19,367)	(14,821)
Share based compensation	10	(3,773)	(4,667)

Total employee costs		(23,140)	(19,488)
Depreciation and amortization		(8,454)	(4,797)
IT and hosting		(3,273)	(1,699)
Professional fees		(3,423)	(3,024)
Corporate costs		(1,129)	(1,437)
Sales and marketing		(2,420)	(393)
Bad debt expense	15	(649)	(602)
Travel and entertainment		(719)	(274)
Transaction and acquisition costs		(905)	(1,349)
Other operational costs		(2,652)	(1,613)
Selling, General and Administrative Expenses		(46,764)	(34,676)

Gain on remeasurement of derivative liability	7	13	—
Gain on remeasurement of consideration receivable		37	98
Gain on remeasurement of deferred consideration	6, 12	804	—
Loss on disposal of intangible assets	13	—	(89)
Operating Loss		(828)	(6,346)

Interest income		13	61
Accretion on liabilities	6, 7, 12	(764)	—
Loss on foreign exchange		(126)	(156)
Interest and financing fees		(221)	(245)
Net Interest Expense and Other Financing Charges		(1,098)	(340)
Loss Before Income Taxes		(1,926)	(6,686)